Type:  		13F-HR
Period:		3/31/2005
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	March 31,2005

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts May 12, 2005

Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	20
Form 13F Information Table Value Total:	$109,051,000

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     6074   109628 SH       SOLE                    64601	      45027
BERKSHIRE HATHAWAY INC CL B    COM              084670207     4227     1480 SH       SOLE                      889		591
BISYS GROUP INC COM            COM              055472104     3119   198892 SH       SOLE                   121403	      77489
BLOCK H & R INC COM            COM              093671105     6185   122290 SH       SOLE                    73415	      48875
CENDANT CORP                   COM              151313103     3879   188841 SH       SOLE                   112401	      76440
CITIGROUP INC                  COM              172967101    10459   232738 SH       SOLE                   136728	      96010
COCA-COLA FEMSA S A DE SPON AD COM              191241108     8052   333131 SH       SOLE                   197624	     135507
CONOCOPHILLIPS                 COM              20825C104     4890    45341 SH       SOLE                    26979	      18362
D R HORTON INC COM             COM              23331A109     3920   134048 SH       SOLE                    78788	      55260
ETHAN ALLEN INTERIORS COM      COM              297602104     3754   117312 SH       SOLE                    69928	      47384
GANNETT CO INC DEL             COM              364730101     3832    48454 SH       SOLE                    27760	      20694
GENERAL ELECTRIC CO            COM              369604103      362    10035 SH       SOLE                      135	       9900
HILB ROGAL & HAMILTON COM      COM              431294107     4588   128164 SH       SOLE                    74584	      53580
HOME DEPOT INC                 COM              437076102     3170    82894 SH       SOLE                    49173	      33721
JOHNSON CTLS INC COM           COM              478366107     4056    72743 SH       SOLE                    43375	      29368
KINDER MORGAN INC KANS COM     COM              49455P101     5842    77178 SH       SOLE                    47832	      29346
PFIZER INCORPORATED            COM              717081103     6187   235530 SH       SOLE                   137448	      98082
RENT A CTR INC NEW COM         COM              76009N100     6917   253273 SH       SOLE                   147495	     105778
WASHINGTON MUT INC COM         COM              939322103    11277   285484 SH       SOLE                   166018	     119466
WELLS FARGO & CO DEL COM       COM              949746101     8261   138143 SH       SOLE                    78170	      59973

REPORT SUMMARY		        20 DATA RECORDS		    109051	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
